Fixed Assets - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 0.6	$ 3.6	$ 1.8	$ 0.9
Software Development
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	0.6	3.4	$ 1.6	$ 0.7
Unamortized computer software costs	$ 4.3	$ 3.5